Description of Organization and Business Operations - Additional Information (Detail) - USD ($)				2 Months Ended	5 Months Ended	9 Months Ended
	Oct. 01, 2020	Sep. 25, 2020	Aug. 03, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jul. 30, 2020
Number of units issued					$ 182,958,309
Proceeds from warrants issued				$ 6,000,000	6,147,440
Stock issued, transaction costs		$ 11,906,607
Underwriting fees		4,147,440
Deferred underwriting fees		7,258,021
Other offering costs		501,146
Cash held		1,205,178		1,230,178	$ 1,177,678	$ 708,642	$ 0
Investments in Trust Account	$ 207,372,020
Percentage Of Assets Held in Trust Account					80.00%	80.00%
Percent Of Shares Restricted For Redemption					15.00%	15.00%
Minimum Net Tangible Assets Required For Business Combination					$ 5,000,001	$ 5,000,001
Percent of Shares Redeemable					100.00%	100.00%
Interest On Dissolution Expenses					$ 100,000	$ 100,000
Working capital					500,000	5,300,000
Working capital loans outstanding					0	0
Stock shares issued during the period value for services rendered				$ 25,000	$ 25,000
Pylon Merger Company LLC [Member]
Entity incorporation, date of incorporation					Dec. 18, 2020
VPC Impact Acquisition Holdings [Member]
Stock issued, transaction costs		11,906,606
Other offering costs		501,145
Sponsor [Member]
Debt instrument face value					$ 300,000	300,000
Class B [Member] | Founder Shares [Member]
Stock shares issued during the period value for services rendered			$ 25,000			$ 25,000
Common Class A [Member] | Founder Shares [Member]
Stock shares issued during the period value for services rendered			$ 25,000
Trust Account member [Member]
Share Price					$ 10.00	$ 10.00
Minimum [Member]
Equity Method Investment, Ownership Percentage					50.00%	50.00%
Share Price					$ 10.00	$ 10.00
Minimum [Member] | Common Class A [Member] | Founder Shares [Member]
Share Price					12.00	12.00
Minimum [Member] | Trust Account member [Member]
Share Price					$ 10.00	$ 10.00
IPO [Member]
Number of units issued		20,000,000
Gross proceeds from units issued		$ 200,000,000
Shares issued, price per share		$ 10.00
Private Placement Warrants [Member]
Number of warrants issued		6,000,000
Number of warrants issued, price per share		$ 1.00
Proceeds from warrants issued		$ 6,000,000
Over-Allotment Option [Member]
Number of units issued	$ 737,202
Number of warrants issued	147,440
Number of warrants issued, price per share	$ 1.00
Proceeds from warrants issued	$ 7,519,460
Shares issued, price per share	$ 10.00